Share Capital	12 Months Ended
Dec. 31, 2014
Share Capital [Abstract]
Share Capital

16.Share Capital

AUTHORIZED

The Company is authorized to issue an unlimited number of no par value common shares, an unlimited number of first preferred shares and an unlimited number of second preferred shares.

ISSUED AND OUTSTANDING

As at December 31	2014		2013
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	740.9	$2,445	736.3	$2,354
Common Shares Cancelled	-	-	(0.8)	(2)
Common Shares Issued under Dividend Reinvestment Plan	0.3	5	5.4	93
Common Shares Outstanding, End of Year	741.2	$2,450	740.9	$2,445

During the year ended December 31, 2014, Encana issued 240,839 common shares totaling $5 million under the Company's dividend reinvestment plan (2013 – issued 5,385,845 common shares totaling $93 million).

During the year ended December 31, 2013, Encana cancelled 767,327 common shares reserved for issuance to shareholders upon exchange of predecessor companies' shares.  In accordance with the terms of the merger agreement which formed Encana, shares which remained unexchanged were extinguished.  Accordingly, the weighted average book value of the common shares extinguished of $2 million was transferred to paid in surplus.

DIVIDENDS

For the year ended December 31, 2014, Encana paid dividends of $0.28 per common share totaling $207 million (2013 – $0.67 per common share totaling $494 million; 2012 – $0.80 per common share totaling $588 million).  The Company’s quarterly dividend payment in 2014 was $0.07 per common share.  The quarterly dividend payment in 2013 was $0.20 per common share for the first three quarters and $0.07 per common share for the fourth quarter.  The quarterly dividend payment in 2012 was $0.20 per common share.

For the year ended December 31, 2014, the dividends paid included $5 million in common shares as disclosed above, which were issued in lieu of cash dividends under the Company’s dividend reinvestment plan (2013 – $93 million; 2012 – nil).

On February 25, 2015, the Board declared a dividend of $0.07 per common share payable on March 31, 2015 to common shareholders of record as of March 13, 2015.

EARNINGS PER COMMON SHARE

The following table presents the computation of net earnings per common share:

For the years ended December 31 (millions, except per share amounts)	2014	2013	2012

Net Earnings (Loss) Attributable to Common Shareholders	$3,392	$236	$(2,794)

Number of Common Shares:
Weighted average common shares outstanding - Basic	741.0	737.7	736.3
Effect of dilutive securities	-	-	-
Weighted average common shares outstanding - Diluted	741.0	737.7	736.3

Net Earnings (Loss) per Common Share
Basic	$4.58	$0.32	$(3.79)
Diluted	$4.58	$0.32	$(3.79)

ENCANA STOCK OPTION PLAN

Encana has share-based compensation plans that allow employees to purchase common shares of the Company. Option exercise prices are not less than the market value of the common shares on the date the options are granted.  Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.

All options outstanding as at December 31, 2014 have associated Tandem Stock Appreciation Rights (“TSARs”) attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of the exercise over the original grant price.  In addition, certain stock options granted are performance-based.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to predetermined key measures.  Historically, most holders of options with TSARs have elected to exercise their stock options as a Stock Appreciation Right (“SAR”) in exchange for a cash payment.  As a result, Encana does not consider outstanding TSARs to be potentially dilutive securities.  See Note 20 for further information on Encana’s outstanding and exercisable TSARs and Performance TSARs.

At December 31, 2014, there were 27.3  million common shares reserved for issuance under stock option plans (2013 – 19.1 million; 2012 – 18.8 million).

ENCANA RESTRICTED SHARE UNITS (“RSUs”)

Encana has a share-based compensation plan whereby eligible employees are granted RSUs.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  The Company intends to settle vested RSUs in cash on the vesting date.  As a result, Encana does not consider RSUs to be potentially dilutive securities.  See Note 20 for further information on Encana’s outstanding RSUs.

ENCANA SHARE UNITS PREVIOUSLY HELD BY CENOVUS EMPLOYEES

On November 30, 2009, Encana completed a corporate reorganization to split into two independent publicly traded energy companies – Encana Corporation and Cenovus Energy Inc. (the “Split Transaction”).  In conjunction with the Split Transaction, each holder of Encana share units disposed of their right in exchange for the grant of new Encana share units and Cenovus share units.  Share units included TSARs, Performance TSARs, SARs and Performance SARs.  The terms and conditions of the share units were similar to the terms and conditions of the original share units.  There was no impact on Encana’s net earnings for the share units held by Cenovus employees.  As at December 31, 2014, all remaining share units held by Cenovus employees have expired.